INCOME TAXES (Details 2) - ESG [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss	$ (1,797,051)	$ (1,164,684)
Less: valuation allowance	1,797,051	1,164,683
Net deferred tax asset